Fair Value Measurements , Fair Value Measured on Nonrecurring Basis and Financial Instruments Not Measured at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended						12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012	Apr. 26, 2013 Impairment of Acquired in Process Research and Development	Apr. 26, 2013 China Kanghui Holdings	Nov. 01, 2012 China Kanghui Holdings	Aug. 07, 2013 Cardiocom	Apr. 25, 2014 Nonrecurring	Apr. 26, 2013 Nonrecurring	Apr. 27, 2012 Nonrecurring	Apr. 25, 2014 Nonrecurring Impairment of Acquired in Process Research and Development	Apr. 25, 2014 Nonrecurring China Kanghui Holdings	Apr. 25, 2014 Nonrecurring Cardiocom	Apr. 25, 2014 Nonrecurring Ardian
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate carrying amount of investments in equity and other securities that are accounted for using the cost or equity method	$ 666	$ 549						$ 666	$ 549
Cost-method investment impairment charges								10	21	10
Carrying amount of goodwill	10,593	10,329	9,934			409	123					409	123
Carrying amount of IPR&D	119	363
Acquisition-related items	117	(49)	12	5	13						207
Finite-Lived Intangible Assets, Net	2,167							2,167	2,310
Intangible assets measured on a nonrecurring basis as a percentage of total intangible assets, maximum								5.00%	5.00%	5.00%
Impairment of intangible assets								41
Property, plant and equipment impairments								16	6	9				3
Financial Instruments Not Measured at Fair Value
Long-term debt, fair value	11,856	10,820
Long-term debt, principal value	$ 11,375	$ 9,928